Business Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Business Segment Information

18.    Business Segment Information

Segment reporting is prepared on the same basis that the Company’s Chief Executive Officer, who is the Company’s chief operating decision maker, manages the business, makes operating decisions and assesses performance. Management has determined that the Company operates in one segment: the development and sale of cannabis products.

Revenue for the three and six months ended June 30, 2019 includes $3,862 and $5,776, respectively, of excise taxes. There was no excise tax for the comparative periods in 2018. Sources of revenue were as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Dried cannabis	$21,866	$5,246	$32,802	$9,869
Cannabis extracts	3,899	4,439	10,353	7,545
Food products	19,935	—	25,517	—
Accessories and other	204	59	270	138

Total	$45,904	$9,744	$68,942	$17,552

Revenue attributed to geographic region based on the location of the customer was as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Canada	$30,329	$9,399	$47,331	$17,012
United States	10,730	—	14,955	—
Other countries	4,845	345	6,656	540

Total	$45,904	$9,744	$68,942	$17,552

Long-lived assets consisting of property and equipment, net of accumulated depreciation, attributed to geographic regions based on their physical location were as follows:

	June 30, 2019	December 31, 2018
Canada	$121,494	$64,687
Portugal	23,462	15,455
United States	2,497	—
Other countries	105	72

Total	$147,558	$80,214

Three customers accounted for 15%, 11%, and 10% of our revenue, respectively, for the three months ended June 30, 2019. Two customers accounted for 13% and 11% of our revenue, respectively, for the six months ended June 30, 2019. One customer accounted for 36% and 31% of the Company’s revenue for the three and six months ended June 30, 2018, respectively.

One customer accounted for 16% of our accounts receivable balance as of June 30, 2019. Two customers accounted for 30% and 16%, respectively, of our accounts receivable balance as of December 31, 2018.

19. Business Segment Information

Segment reporting is prepared on the same basis that the Company’s Chief Executive Officer, who is the Company’s Chief Operating Decision Maker, manages the business, makes operating decisions and assesses performance. Management has determined that the Company operates in one segment: the development and sale of cannabis products.

Sources of revenues were as follows:

	Year Ended December 31,
	2018	2017	2016
Dried Cannabis	$21,674	$16,260	$11,324
Cannabis extracts	21,179	3,965	1,107
Accessories and other	277	313	213

Total	$43,130	$20,538	$12,644

Revenues attributed to a geographic region based on the location of the customer were as follows:

	Year Ended December 31,
	2018	2017	2016
Canada	$40,209	$19,775	$12,644
Other countries	2,921	763	—

Total	$43,130	$20,538	$12,644

Long-lived assets consisting of property and equipment, net of accumulated depreciation, attributed to geographic regions based on their physical location were as follows:

	December 31,
	2018	2017
Canada	$64,687	$39,086
Portugal	15,455	—
Other countries	72	899

Total	$80,214	$39,985

Major Customers

The company sells products through a limited number of major customers. Major customers are defined as customers that each individually accounted for greater than 10% of the Company’s annual revenues and greater than 10% of accounts receivable as noted below.

We had one customer that accounted for 24% of our revenue for the year ended December 31, 2018. No one customer accounted for greater than 10% of our revenue in 2017 or 2016, respectively.

We had two customers that accounted for 16% and 30% of our accounts receivable balance as of December 31, 2018. No one customer accounted for greater than 10% of our accounts receivable in 2017.